Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current taxes:
Current tax expenses	$ 17,715	$ 8,061	$ 2,422
Prior year taxes	(1,595)	0	0
Total current taxes	16,120	8,061	2,422
Deferred Tax Expense Income Abstract
Deferred tax expenses (income) in respect of the creation and reversal of temporary differences	11,241	13,052	34
Income (expenses) from the creation of deferred taxes in respect of losses and unused tax benefits	1,067	(8,170)	3,238
Total deferred taxes	12,308	4,882	3,272
Total expenses (income) from income taxes	$ (28,428)	$ (12,943)	$ (5,694)